Inventories (Detail) - Inventories - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Materials and supplies	$ 62,616	$ 52,230
Work-in-progress	23,420	20,592
Finished goods - concentrates	17,853	14,365
Total inventories	103,889	87,187
Less: non-current portion of ore in stockpiles	(14,926)	(14,926)
Inventory recorded as a current asset	$ 88,963	$ 72,261